Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/12
Transaction Month	18
30/360 Days	30
Actual/360 Days	32

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$42,140,887.31	0.1346354	$21,355,897.92	0.0682297	$20,784,989.40
Class A-3 Notes	$277,000,000.00	1.0000000	$277,000,000.00	1.0000000	$-
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$525,140,887.31	0.5251409	$504,355,897.92	0.5043559	$20,784,989.40

Weighted Avg. Coupon (WAC)	4.51%		4.52%
Weighted Avg. Remaining Maturity (WARM)	43.14		42.24
Pool Receivables Balance	$569,616,406.94		$547,702,996.80
Remaining Number of Receivables	44,572		43,868

Adjusted Pool Balance	$545,343,246.72		$524,558,257.32

III. COLLECTIONS

Principal:
Principal Collections	$21,115,219.72
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$455,036.21
Total Principal Collections	$21,570,255.93

Interest:
Interest Collections	$2,173,332.07
Late Fees & Other Charges	$41,489.68
Interest on Repurchase Principal	$-
Total Interest Collections	$2,214,821.75

Collection Account Interest	$2,423.53
Reserve Account Interest	$550.85
Servicer Advances	$-

Total Collections	$23,788,052.06

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/12
Transaction Month	18
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections					$23,788,052.06
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$28,838,641.91
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$474,680.34		$474,680.34	$474,680.34
Collection Account Interest					$2,423.53
Late Fees & Other Charges					$41,489.68
Total due to Servicer					$518,593.55

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$20,719.27		$20,719.27
Class A-3 Notes		$240,066.67		$240,066.67
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$412,104.69		$412,104.69	$412,104.69

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$22,632,872.90

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$20,784,989.40

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$20,784,989.40
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$20,784,989.40		$20,784,989.40
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$20,784,989.40		$20,784,989.40

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,847,883.50

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$24,273,160.22
Beginning Period Amount	$24,273,160.22
Current Period Amortization	$1,128,420.74
Ending Period Required Amount	$23,144,739.48
Ending Period Amount	$23,144,739.48
Next Distribution Date Amount	$22,044,814.80

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Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	November 2012
Distribution Date	12/17/12
Transaction Month	18
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,050,589.85
Beginning Period Amount	$5,050,589.85
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,050,589.85
Ending Period Amount	$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%

		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		3.70%	3.85%	3.85%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.68%	43,290	98.44%	$539,175,583.58
30 - 60 Days	1.05%	460	1.24%	$6,771,813.50
61 - 90 Days	0.23%	99	0.27%	$1,466,863.06
91 + Days	0.04%	19	0.05%	$288,736.66
		43,868		$547,702,996.80
Total
Delinquent Receivables 61 + days past due	0.27%	118	0.32%	$1,755,599.72
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.28%	127	0.35%	$2,009,997.45
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.27%	122	0.31%	$1,859,192.57
Three-Month Average Delinquency Ratio	0.27%		0.33%

Repossession in Current Period		42		$727,927.58
Repossession Inventory		63		$612,104.68

Charge-Offs
Gross Principal of Charge-Off for Current Period				$798,190.42
Recoveries				$(455,036.21)
Net Charge-offs for Current Period				$343,154.21

Beginning Pool Balance for Current Period				$569,616,406.94

Net Loss Ratio				0.72%
Net Loss Ratio for 1st Preceding Collection Period				0.95%
Net Loss Ratio for 2nd Preceding Collection Period				0.46%
Three-Month Average Net Loss Ratio for Current Period				0.71%

Cumulative Net Losses for All Periods				$5,075,486.47
Cumulative Net Losses as a % of Initial Pool Balance				0.48%

Principal Balance of Extensions				$3,069,769.64
Number of Extensions				187

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